SEGMENT REPORTING (Tables)	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of significant segment expenses
	Solar	Clinical Development	Total
Payroll and related Expenses	$186	$420	$606
Consulting expenses (*)	285	740	1,025
Other segment items (**)	210	527	737

Segments Operating Loss	$681	$1,687	$2,368

Reconciliation between the operating loss of the reporting segments and the total loss for the reporting periods before income tax expense is presented below:

Financial income, net			$52
Loss before taxes on income			$2,316

(*) Consulting expenses items include accounting, legal, and other consulting expenses.

(**) Other Segment items included in operating loss include income tax expenses, Amortization of intangible asset, Share-based compensation expenses, rent and office maintenance expenses, D&O insurance expenses, depreciation expenses and other expenses.